Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	Type	December 31, 2018	December 31, 2019	Description
Restricted cash and cash equivalents	Restricted deposit	￦ 23,970	￦ 21,290	Deposit restricted for governmental project and others